Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Goodwill

The following table presents goodwill activity during the period from June 8 through June 30, 2023 (Successor):

Goodwill
Balance at June 8, 2023 (Successor)	$433,737
Measurement Period Adjustments	—
Balance at June 30, 2023 (Successor)	$433,737

Schedule of Intangible Assets

The following tables present the Company’s definite lived intangible assets as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor) are as follows:

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Developed technology, gross	$1,345,000	$604
Accumulated Amortization	(4,110)	(341)
Developed technology, net	$1,340,890	$263

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table presents estimated amortization expense for future periods and future years ending December 31:
Future Amortization Expense
2023	$33,625
2024	67,250
2025	67,250
2026	67,250
2027	67,250
2028 and thereafter	1,038,265
Total	$1,340,890